Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,096,000
Previously Paid Amount	0.00
Total Fee Amount	1,670.46
Total Offset Amount	0.00
Net Fee	1,670.46
Narrative - Max Aggregate Offering Price	$ 12,096,000
Final Prospectus	true